Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection
Act
, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid to our Principal Executive Officer (“PEO”), the average of our other
Non-PEO
NEOs and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance
philosophy and how the Company seeks to align executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement.

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (1)	COMPENSATION ACTUALLY PAID TO PEO (2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs (3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs (4)	TOTAL SHAREHOLDER RETURN (5)	PEER GROUP TOTAL SHAREHOLDER RETURN (6)	NET INCOME (LOSS) (MILLIONS) (7)	ADJUSTED EBITDA (MILLIONS) (8)

2022	$31,349,920	$(15,761,300)	$5,086,053	$(4,320,027)	$69.75	$76.58	$(910)	$3,243

2021	$22,597,251	$35,457,581	$7,207,522	$10,643,119	$156.82	$104.31	$(1,016)	$2,990

2020	$13,692,480	$23,627,242	$4,944,156	$7,883,678	$124.53	$108.20	$(1,758)	$794

(1)	The dollar amounts shown in this column are the amounts of total compensation reported for Mr. Reeg (our PEO) for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Reeg, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Reeg during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Reeg’s total compensation for each year to determine the compensation actually paid:

	PEO
YEAR	REPORTED SUMMARY COMPENSATION TABLE TOTAL	REPORTED VALUE OF EQUITY AWARDS (a)	EQUITY AWARD ADJUSTMENTS (b)	COMPENSATION ACTUALLY PAID

2022	$31,349,920	$(24,616,624)	$(22,494,596)	$(15,761,300)

2021	$22,597,251	$(7,391,597)	$20,251,927	$35,457,581

2020	$13,692,480	$(11,970,501)	$21,905,263	$23,627,242

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The amounts deducted or added, as applicable, in calculating the equity award adjustments are as follows:

	PEO
YEAR	YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED AND UNVESTED IN THE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS	YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	TOTAL EQUITY AWARD ADJUSTMENTS

2022	$5,963,915	$(26,857,454)	$(1,601,057)	$(22,494,596)

2021	$9,913,657	$10,318,184	$20,086	$20,251,927

2020	$18,369,578	$3,598,922	$(63,237)	$21,905,263

(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (other than Mr. Reeg) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding

Mr. Reeg) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Bret Yunker, Anthony L. Carano, Edmund L. Quatmann, Jr. and Stephanie Lepori (ii) for 2021, Gary L. Carano, Bret Yunker, Anthony L. Carano and Edmund L. Quatmann, Jr. and (iii) for 2020, Gary L. Carano, Bret Yunker, Anthony L. Carano and Stephanie Lepori.

(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (identified in Footnote 3), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for these NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2(b):

	NON-PEO NEOs
YEAR	REPORTED SUMMARY COMPENSATION TABLE	REPORTED VALUE OF EQUITY AWARDS (a)	EQUITY AWARD ADJUSTMENTS (b)	COMPENSATION ACTUALLY PAID

2022	$5,086,053	$(2,594,142)	$(6,811,938)	$(4,320,027)

2021	$7,207,522	$(2,361,245)	$5,796,842	$10,643,119

2020	$4,944,156	$(3,996,061)	$6,935,583	$7,883,678

	NON-PEO NEOs
YEAR	AVG. YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED AND UNVESTED IN THE YEAR	AVG. YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS	AVG. YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	TOTAL EQUITY AWARD ADJUSTMENTS

2022	$1,146,810	$(7,486,124)	$(472,624)	$(6,811,938)

2021	$3,166,917	$3,072,852	$(442,927)	$5,796,842

2020	$6,063,467	$1,219,311	$(347,195)	$6,935,583

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: The Dow Jones U.S. Gambling Total Stock Market Index.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
While the Company uses numerous financial and
non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link company performance to compensation actually paid to the company’s NEOs, for the most recently completed fiscal year.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (other than Mr. Reeg) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding

Mr. Reeg) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Bret Yunker, Anthony L. Carano, Edmund L. Quatmann, Jr. and Stephanie Lepori (ii) for 2021, Gary L. Carano, Bret Yunker, Anthony L. Carano and Edmund L. Quatmann, Jr. and (iii) for 2020, Gary L. Carano, Bret Yunker, Anthony L. Carano and Stephanie Lepori.

Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: The Dow Jones U.S. Gambling Total Stock Market Index
PEO Total Compensation Amount	$ 31,349,920	$ 22,597,251	$ 13,692,480
PEO Actually Paid Compensation Amount	$ (15,761,300)	35,457,581	23,627,242
Adjustment To PEO Compensation, Footnote [Text Block]

	PEO
YEAR	REPORTED SUMMARY COMPENSATION TABLE TOTAL	REPORTED VALUE OF EQUITY AWARDS (a)	EQUITY AWARD ADJUSTMENTS (b)	COMPENSATION ACTUALLY PAID

2022	$31,349,920	$(24,616,624)	$(22,494,596)	$(15,761,300)

2021	$22,597,251	$(7,391,597)	$20,251,927	$35,457,581

2020	$13,692,480	$(11,970,501)	$21,905,263	$23,627,242

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The amounts deducted or added, as applicable, in calculating the equity award adjustments are as follows:

	PEO
YEAR	YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED AND UNVESTED IN THE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS	YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	TOTAL EQUITY AWARD ADJUSTMENTS

2022	$5,963,915	$(26,857,454)	$(1,601,057)	$(22,494,596)

2021	$9,913,657	$10,318,184	$20,086	$20,251,927

2020	$18,369,578	$3,598,922	$(63,237)	$21,905,263

Non-PEO NEO Average Total Compensation Amount	$ 5,086,053	7,207,522	4,944,156
Non-PEO NEO Average Compensation Actually Paid Amount	$ (4,320,027)	10,643,119	7,883,678
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	NON-PEO NEOs
YEAR	REPORTED SUMMARY COMPENSATION TABLE	REPORTED VALUE OF EQUITY AWARDS (a)	EQUITY AWARD ADJUSTMENTS (b)	COMPENSATION ACTUALLY PAID

2022	$5,086,053	$(2,594,142)	$(6,811,938)	$(4,320,027)

2021	$7,207,522	$(2,361,245)	$5,796,842	$10,643,119

2020	$4,944,156	$(3,996,061)	$6,935,583	$7,883,678

	NON-PEO NEOs
YEAR	AVG. YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED AND UNVESTED IN THE YEAR	AVG. YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS	AVG. YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	TOTAL EQUITY AWARD ADJUSTMENTS

2022	$1,146,810	$(7,486,124)	$(472,624)	$(6,811,938)

2021	$3,166,917	$3,072,852	$(442,927)	$5,796,842

2020	$6,063,467	$1,219,311	$(347,195)	$6,935,583

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income (Loss)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the Dow Jones U.S. Gambling Total Stock Market Index over the same period.

Tabular List [Table Text Block]
The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

a.	Adjusted EBITDA
b.	Relative TSR
c.	Absolute stock price performance
d.	Revenue

Total Shareholder Return Amount	$ 69.75	156.82	124.53
Peer Group Total Shareholder Return Amount	76.58	104.31	108.2
Net Income (Loss)	$ (910,000,000)	$ (1,016,000,000)	$ (1,758,000,000)
Company Selected Measure Amount	3,243,000,000	2,990,000,000	794,000,000
PEO Name	Mr. Reeg
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	While the Company uses numerous financial and
non-financial
	performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link company performance to compensation actually paid to the company’s NEOs, for the most recently completed fiscal year.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Absolute stock price performance
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (24,616,624)	$ (7,391,597)	$ (11,970,501)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(22,494,596)	20,251,927	21,905,263
PEO [Member] | Year End Fair Value Of Equity Awards Granted And Unvested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,963,915	9,913,657	18,369,578
PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(26,857,454)	10,318,184	3,598,922
PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,601,057)	20,086	(63,237)
Non-PEO NEO [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,594,142)	(2,361,245)	(3,996,061)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,811,938)	5,796,842	6,935,583
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Granted And Unvested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,146,810	3,166,917	6,063,467
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,486,124)	3,072,852	1,219,311
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (472,624)	$ (442,927)	$ (347,195)